Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ProFunds
Prospectus Date	rr_ProspectusDate	May 01, 2023
Government Money Market ProFund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Important Information About the FundAn investment in Government Money Market ProFund (the “Fund”) is not a bank deposit, nor is it insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the Fund seeks to maintain a stable net asset value of $1.00 per share, there is no guarantee that the Fund will do so, and you could lose money by investing in this Fund. All money market instruments can change in value when interest rates or an issuer’s creditworthiness change or in response to other factors.
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a high level of current income consistent with liquidity and preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2024
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Fund pays transaction and financing costs associated with the purchase and sale of securities. These costs are not reflected in the table or the example above.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is exposed to the risk factors below through the Portfolio, which invests directly in the individual securities. References to the investment strategies and risks of the “Fund” herein should also be understood to refer to the investment strategies and risks of the Portfolio unless the context requires otherwiseYou could lose money by investing in the Fund.Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.The principal risks described below are intended to provide information about the factors likely to have a significant adverse impact on the Fund’s returns and consequently the value of an investment in the Fund. The risks are presented in an order intended to facilitate readability and their order does not imply that the realization of one risk is more likely to occur than another risk or likely to have a greater adverse impact than another risk.•Money Market Fund Risk — The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect ProFund Advisors or DIMA to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Portfolio’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s or the Portfolio’s share price. The Fund’s or the Portfolio’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in the Portfolio and/or Fund may have a significant adverse effect on the share price of the Fund. See Master/Feeder Risk.•Credit Risk — The Fund’s performance could be hurt and the Fund’s share price could fall below $1.00 if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to make a financial obligation. Some securities issued by U.S. government agencies or instrumentalities are backed by the full faith and credit of the U.S. government. Other securities that are supported only by the credit of the issuing agency or instrumentality are subject to greater credit risk than securities backed by the full faith and credit of the U.S. Government. This is because the U.S. government might provide financial support, but has no obligation to do so, if there is a potential or actual loss of principal or failure to make interest payments.•Government Default Risk — Due to the rising US government debt burden and potential limitations caused by the statutory debt ceiling, it is possible that the US government may not be able to meet its financial obligations or that securities issued by the US government may experience credit downgrades. In the past, US sovereign credit has experienced downgrades and there can be no guarantee that it will not experience further downgrades in the future by rating agencies. Such a credit event may adversely impact the financial markets and the fund. From time to time, uncertainty regarding the status of negotiations in the US government to increase the statutory debt ceiling and/or failure to increase the statutory debt ceiling could increase the risk that the US government may default on payments on certain US government securities, cause the credit rating of the US government to be downgraded or increase volatility in financial markets, result in higher interest rates, reduce prices of US Treasury securities and/or increase the costs of certain kinds of debt.•Interest Rate Risk — Rising interest rates could cause the value of the Fund’s investments — and therefore its share price as well — to decline. A rising interest rate environment may cause investors to move out of fixed-income securities and related markets on a large scale, which could adversely affect the price and liquidity of such securities and could also result in increased redemptions from the Fund. Increased redemptions from the Fund may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses. Recently, there have been signs of inflationary price movements. As such, fixed-income and related markets may experience heightened levels of interest rate volatility and liquidity risk. A sharp rise in interest rates could cause the value of the Fund’s investments to decline and impair the Fund’s ability to maintain a stable $1.00 share price. Conversely, any decline in interest rates is likely to cause the Fund’s yield to decline, and during periods of unusually low or negative interest rates, the Fund’s yield may approach or fall below zero. A low or negative interest rate environment may prevent the Fund from providing a positive yield or paying fund expenses out of current income and, at times, could impair the Fund’s ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. Interest rates can change in response to the supply and demand for credit, government and/or central bank monetary policy and action, inflation rates, and other factors. Recent and potential future changes in monetary policy made by central banks or governments are likely to affect the level of interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and potential illiquidity and may detract from fund performance to the extent the Fund is exposed to such interest rates and/or volatility. Money market funds try to minimize interest rate risk by purchasing short-term securities. If there is an insufficient supply of U.S. government securities to meet investor demand, it could result in lower yields on such securities and increase interest rate risk for the Fund.London Interbank Offered Rate (LIBOR), the benchmark rate for certain floating rate securities, has been phased out as of the end of 2021 for most maturities and currencies, although certain widely used U.S. Dollar LIBOR rates are expected to continue to be published through June 2023 to assist with the transition. The transition process from LIBOR towards its expected replacement reference rate with the Secured Overnight Financing Rate (SOFR) for U.S. Dollar LIBOR rates has become increasingly well defined, especially following the signing of the federal Adjustable Interest Rate (LIBOR) Act in March 2022, and the adoption of implementing regulations in December 2022, which will replace LIBOR-based benchmarkrates in instruments with no, or insufficient, alternative rate-setting provisions with a SOFR-based rate following the cessation of LIBOR. However, the Fund or the instruments in which the Fund invests may be adversely affected by the transition from LIBOR to SOFR by, among other things, increased volatility or illiquidity.•Counterparty Risk — The Fund will invest in repurchase agreements involving third parties (i.e., counterparties). The use of repurchase agreements involves risks that are different from those associated with ordinary portfolio securities transactions. The Fund will be subject to credit risk (i.e., the risk that a counterparty is or is perceived to be unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount it expects to receive from counterparties to repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, or if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the value of an investment in the Fund may decline.•Master/Feeder Risk — While the master/feeder structure is designed to reduce costs, it may not do so, and the Fund might encounter operational or other complications. For example, large-scale redemptions by other feeder funds, if any, of their shares in the Portfolio could have adverse effects on the Fund, such as requiring the liquidation of a substantial portion of the Portfolio’s holdings at a time when it may be disadvantageous to do so. Also, other feeder funds of the Portfolio, if any, may have a greater ownership interest in the Portfolio than the Fund’s interest, and, therefore, could have effective voting control over the operation of the Portfolio.•Prepayment and Extension Risk — When a bond issuer, such as an issuer of asset-backed securities, retains the right to pay off a high-yielding bond before it comes due, the Fund may have to reinvest the proceeds at lower interest rates. Thus, prepayment may reduce the Fund’s income. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the Portfolio may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may have the right to pay off the debts later than expected (extension risk), thus keeping the Fund’s assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the Fund’s yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.•Risks of Holding Cash — The Fund will at times hold cash positions, which may hurt the Fund’s performance. Cash positions may also subject the Fund to additional risks and costs including any fees imposed by the Fund’s custodian for large cash balances.•Repurchase Agreement Risk — If the party that sells the securities to the Portfolio defaults on its obligation to repurchase them at the agreed-upon time and price, the Portfolio could lose money.•Security Selection Risk — While the Fund invests in short-term securities, which by nature should be relatively stable investments, it is possible that the securities in which the Fund invests will not perform as expected. This could cause the Fund’s yield to lag behind those of similar money market funds and could result in a decline in share price.•Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Markets for the financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, health crises, natural disasters, excessive volatility, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain financial instruments would likely reduce the liquidity of those securities. An inability to sell one or more portfolio securities can adversely affect the Fund’s ability to maintain a $1.00 share price or prevent the Fund from being able to take advantage of other investment opportunities. Unusual market conditions, an unusually high volume of redemption requests or other similar conditions could cause the Fund to be unable to pay redemption proceeds within a short period of time. If the Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s ability to maintain a $1.00 share price.
		Certain shareholders may from time to time own or control a significant percentage of the Fund’s shares. These shareholders may include, for example, institutional investors and other shareholders whose buy-sell decisions are controlled by a single decision maker. Redemptions by these shareholders, or a high volume of redemption requests generally, may further increase the Fund’s liquidity risk and may impact the Fund’s ability to maintain a $1.00 share price.•Market Risk — The Fund is subject to market risks that will affect the value of its shares, including adverse issuer, political, regulatory, market or economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.•Active Investor Risk —The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund may come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.•Operational and Technology Risk — Cyber-attacks, disruptions, or failures that affect the Fund’s or Portfolio’s service providers or counterparties, issuers of securities held by the Portfolio, or other market participants may adversely affect the Fund or Portfolio and Fund shareholders, including by causing losses for the Fund or Portfolio or impairing their operations, and may cause investors in the Fund or Portfolio to lose money.•Portfolio Turnover Risk — The Portfolio, and in turn, the Fund, may incur high portfolio turnover in connection with managing the Fund’s investment exposure. Additionally, active trading of the Fund’s shares is expected to cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of portfolio transactions increase transaction costs and may result in increased taxable gains. Each of these factors could have a negative impact on the performance of the Fund.•Tax Risk — In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategies will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxation” in the Statement of Additional Information for more information.Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Money Market Fund May Not Preserve Dollar [Text]	rr_RiskMoneyMarketFundMayNotPreserveDollar	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Money Market Fund Sponsor May Not Provide Support [Text]	rr_RiskMoneyMarketFundSponsorMayNotProvideSupport	The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s investment results for Investor Class shares have varied from year to year, and the table shows the Fund’s average annual total returns for various periods.Performance for Service Class shares would differ to the extent their fees and expenses differ. This information provides some indication of the risks of investing in the Fund. In addition, the Fund’s performance information reflects applicable fee waivers and/or expense limitations, if any, in effect during the periods presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.profunds.com).Prior to May 2, 2016, the Fund operated as a prime money market fund that had the ability to invest in certain types of securities that the Fund is no longer permitted to hold to any significant extent (i.e., over 0.5% of total assets). Consequently, the performance information below may have been different if the Fund’s current investment limitations had been in effect during the period prior to the Fund’s conversion to a government money market fund.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results for Investor Class shares have varied from year to year, and the table shows the Fund’s average annual total returns for various periods.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	(www.profunds.com)
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter(ended12/31/2022):0.67%Worst Quarter(ended3/31/2022):0.00%The year-to-date return as of the most recent quarter, which ended March 31, 2023, was 0.00%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsAs of December 31, 2022
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The 7-day yield (the income for the previous 7 days projected over a full year) for the Fund as of December 31, 2022 was 3.35% for Investor Class Shares and 2.32% for Service Class Shares.
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	The 7-day yield (the income for the previous 7 days projected over a full year) for the Fund as of December 31, 2022 was 3.35% for Investor Class Shares and 2.32% for Service Class Shares.
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	3.35%
Government Money Market ProFund | Investor
Risk Return Abstract	rr_RiskReturnAbstract
Wire Fee	rr_ShareholderFeeOther	$ 10
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.10%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.84%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	0.94%	[2],[3]
1 Year	rr_ExpenseExampleYear01	$ 96
3 Years	rr_ExpenseExampleYear03	300
5 Years	rr_ExpenseExampleYear05	520
10 Years	rr_ExpenseExampleYear10	$ 1,155
2013	rr_AnnualReturn2011	0.02%
2014	rr_AnnualReturn2012	0.02%
2015	rr_AnnualReturn2013	0.02%
2016	rr_AnnualReturn2014	0.02%
2017	rr_AnnualReturn2015	0.02%
2018	rr_AnnualReturn2016	0.86%
2019	rr_AnnualReturn2017	1.25%
2020	rr_AnnualReturn2018	0.14%
2021	rr_AnnualReturn2019	0.02%
2022	rr_AnnualReturn2020	0.99%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2023
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.67%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
OneYear	rr_AverageAnnualReturnYear01	0.99%
FiveYears	rr_AverageAnnualReturnYear05	0.65%
TenYears	rr_AverageAnnualReturnYear10	0.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 17, 1997
Government Money Market ProFund | Service
Risk Return Abstract	rr_RiskReturnAbstract
Wire Fee	rr_ShareholderFeeOther	$ 10
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.10%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.84%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.94%	[2],[3]
1 Year	rr_ExpenseExampleYear01	$ 197
3 Years	rr_ExpenseExampleYear03	609
5 Years	rr_ExpenseExampleYear05	1,047
10 Years	rr_ExpenseExampleYear10	$ 2,264
OneYear	rr_AverageAnnualReturnYear01	0.61%
FiveYears	rr_AverageAnnualReturnYear05	0.23%
TenYears	rr_AverageAnnualReturnYear10	0.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 17, 1997

[1]	The Investment Advisory Fees are currently paid to DIMA only. No investment advisory fee is payable to ProFund Advisors by the Fund unless the master-feeder relationship with the Portfolio is terminated.
[2]	Reflects the expenses of both the Fund and the Portfolio.
[3]	ProFund Advisors LLC (“ProFund Advisors”) has contractually undertaken to waive its fees and/or reimburse expenses to maintain the minimum yield floor limit at 0.02% through April 30, 2024 (“Minimum Yield”). ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.98% for Investor Class shares and 1.98% for Service Class shares through April 30, 2024. After such date, the expense limitation may be terminated or revised by ProFund Advisors. ProFund Advisors may recoup from the Fund any of the fees or expenses it has waived and/or reimbursed until the third anniversary of the end of the 12 month period ending April 30 in which such waiver and/or reimbursement occurs, to the extent that such recoupment would not cause the Fund’s net yield to fall below the Fund’s previously determined Minimum Yield or the expenses to exceed the overall expense ratio limit in effect at the time of the waiver and/or reimbursement.